Accrued Expenses and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables
	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Other taxes and surcharge payable	37,983	39,371
Amounts due to third parties under collaborative agreements (Note (a))	25,254	23,319
Professional service fee	8,260	17,066
Accrued expenses	8,394	6,883
Receipt in advance	7,599	6,619
Accrual for salary and bonus	6,404	4,288
Others	10,701	15,835
Accrued expenses and other payables	104,595	113,381

(a)	The amount represents funds provided by third parties under Collaborative Agreements (see Note 1(c)) for the parking space sales projects.